Financial Assets at Fair Value Through Other Comprehensive Income - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($) BONDS	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Financial assets at fair value through other comprehensive income [line items]
Corporate bonds amount	$ 5,868,433	$ 187,072	$ 5,677,922
Unsecured cumulative subordinate corporate bonds [member]
Financial assets at fair value through other comprehensive income [line items]
Corporate bonds amount	$ 1,000	$ 32
Number of bonds acquired	1,000
Corporate bonds annual interest rate	3.50%	3.50%
Effective interest rate	3.20%	3.20%